Tax Receivable Agreement and Income Taxes - Schedule Of Effective Income Tax Rate Reconciliation (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Tax Receivable Agreement and Income Taxes [Abstract]
Federal income tax expense at statutory rate					21.00%	21.00%
State income tax expense					0.00%	0.60%
Partnership income not taxed					(22.00%)	(17.00%)
Valuation allowance					(51.90%)	(7.30%)
Deferred tax remeasurement					0.00%	(6.50%)
Derecognition of tax receivable agreement liability					7.90%	0.00%
Other					0.50%	0.10%
Effective income tax rate	0.00%	2884.70%	0.00%	(85.10%)	(44.50%)	(9.10%)